Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
21.	Supplemental Balance Sheet Information

The components of certain balance sheet accounts are as follows (in thousands):

	As of December 31,
	2011	2010
Other assets:
Prepaid expenses	$22,540	$20,098
Deferred tax asset	24,218	20,615
Rent and other deposits	12,312	9,166
Other taxes	12,008	10,398
Other	16,577	8,428

Total other assets	$87,655	$68,705

	As of December 31,
	2011	2010
Accounts payable, accrued and other liabilities:
Accrued expenses and other liabilities	$150,771	$149,728
Deferred tax liability	5,567	—
Taxes payable	94,214	111,009

Total accounts payable, accrued and other liabilities	$250,552	$260,737